UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenues (including related party amounts of nil, and RMB50 (US$7) for the six months ended June 30, 2021 and 2022, respectively)	¥ 161,477	$ 24,108	¥ 165,609
Cost of revenues	(49,501)	(7,390)	(40,088)
Gross profit	111,976	16,718	125,521
Operating expenses
Research and development	(80,772)	(12,059)	(106,219)
Sales and marketing	(49,609)	(7,406)	(53,904)
General and administrative	(51,797)	(7,734)	(46,692)
Total operating expenses	(182,178)	(27,199)	(206,815)
Loss from operations	(70,202)	(10,481)	(81,294)
Foreign exchange loss	(3,264)	(488)	(1,504)
Interest income	1,639	245	3,330
Interest expense	(2,621)	(391)	(4,978)
Other income, net	18,531	2,767	13,098
Change in fair value of structured deposits | ¥	3		20
Change in fair value of foreign currency swap contract	764	114	1,905
Loss before income taxes	(55,150)	(8,234)	(69,423)
Income tax expense	(135)	(20)	(11)
Net loss	(55,285)	(8,254)	(69,434)
Less: net loss attributable to redeemable noncontrolling interests	(2,061)	(308)
Net loss attributable to Aurora Mobile Limited's shareholders	(53,224)	(7,946)	(69,434)
Net loss attributable to common shareholders	(53,224)	(7,946)	(69,434)
Other comprehensive income
Foreign currency translation adjustments	3,828	572	654
Total other comprehensive income, net of tax	3,828	572	654
Total comprehensive loss	(51,457)	(7,682)	(68,780)
Less: comprehensive loss attributable to redeemable noncontrolling interests	(2,061)	(308)
Comprehensive loss attributable to Aurora Mobile Limited's shareholders	(49,396)	(7,374)	(68,780)
Class A Common Shares
Operating expenses
Net loss attributable to common shareholders	¥ (41,785)	$ (6,238)	¥ (54,429)
Net loss per share for class A and class B common shares:
Common Shares — basic | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Common Shares — diluted | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Shares used in net loss per share computation:
Common Shares — basic	62,098,973	62,098,973	61,668,577
Common Shares — diluted	62,098,973	62,098,973	61,668,577
Class B Common Shares
Operating expenses
Net loss attributable to common shareholders	¥ (11,439)	$ (1,708)	¥ (15,005)
Net loss per share for class A and class B common shares:
Common Shares — basic | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Common Shares — diluted | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Shares used in net loss per share computation:
Common Shares — basic	17,000,189	17,000,189	17,000,189
Common Shares — diluted	17,000,189	17,000,189	17,000,189